Commitments and Contingencies (Details) $ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Jan. 31, 2018 USD ($)	Dec. 31, 2017	Jun. 30, 2017 USD ($) property	Jun. 30, 2017 CAD ($) property	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 CAD ($)
Loss Contingencies [Line Items]
Number of Properties Sold | property			2	2
Proceeds from disposals of property and equipment	$ 8.0		$ 10.7	$ 14,250	$ 9.1	$ 3.8	$ 0.9
Sale Leaseback Transaction. Term of Lease		6 years	15 years	15 years
Sale Leaseback Transaction, Amount Due under Financing Arrangement			$ 12.6		8.0			$ 16,700
Gain (Loss) on Sale of Properties					0.4
Future minimum lease commitments, total					27.1
Future minimum lease commitments, 2016					8.6
Future minimum lease commitments, 2017					5.9
Future minimum lease commitments, 2018					4.1
Future minimum lease commitments, 2019					3.2
Future minimum lease commitments, 2020					2.4
Future minimum lease commitments, thereafter					2.9
Rent expense					11.9	$ 11.5	$ 11.9
Other Noncurrent Liabilities
Loss Contingencies [Line Items]
Sale Leaseback Transaction, Amount Due under Financing Arrangement					$ 10.1